REVENUE RECOGNITION - Schedule of Disaggregation of Revenue (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,474	$ 7,157	$ 28,050	$ 26,629
Brand revenue
Disaggregation of Revenue [Line Items]
Total revenue	59	295	901	940
Brand revenue | United States
Disaggregation of Revenue [Line Items]
Total revenue	59	294	889	936
Brand revenue | Canada
Disaggregation of Revenue [Line Items]
Total revenue	0	1	12	4
Retail revenue
Disaggregation of Revenue [Line Items]
Total revenue	6,415	6,862	27,149	25,689
Retail revenue | United States
Disaggregation of Revenue [Line Items]
Total revenue	6,273	6,663	26,372	25,075
Retail revenue | Canada
Disaggregation of Revenue [Line Items]
Total revenue	$ 142	$ 199	$ 777	$ 614